Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$524,314.48

Principal:
Principal Collections	$7,119,409.34
Prepayments in Full	$3,043,341.54
Liquidation Proceeds	$43,224.11
Recoveries	$49,384.48
Sub Total	$10,255,359.47
Collections	$10,779,673.95

Purchase Amounts:
Purchase Amounts Related to Principal	$181,418.50
Purchase Amounts Related to Interest	$886.74
Sub Total	$182,305.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,961,979.19

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$10,961,979.19
Servicing Fee	$117,832.87	$117,832.87	$0.00	$0.00	$10,844,146.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,844,146.32
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,844,146.32
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,844,146.32
Interest - Class A-4 Notes	$73,476.31	$73,476.31	$0.00	$0.00	$10,770,670.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,770,670.01
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$10,704,347.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,704,347.34
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$10,655,680.84
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,655,680.84
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$10,596,055.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,596,055.09
Regular Principal Payment	$9,484,932.34	$9,484,932.34	$0.00	$0.00	$1,111,122.75
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,111,122.75
Residuel Released to Depositor	$0.00	$1,111,122.75	$0.00	$0.00	$0.00
Total		$10,961,979.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,484,932.34
Total					$9,484,932.34
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,484,932.34	$49.40	$73,476.31	$0.38	$9,558,408.65	$49.78
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$9,484,932.34	$8.34	$248,091.23	$0.22	$9,733,023.57	$8.56

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$53,437,318.15	0.2783339	$43,952,385.81	0.2289306
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$131,457,318.15	0.1156065	$121,972,385.81	0.1072652

Pool Information
Weighted Average APR	4.605%	4.619%
Weighted Average Remaining Term	21.47	20.70
Number of Receivables Outstanding	16,891	16,327
Pool Balance	$141,399,444.86	$130,981,174.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$131,457,318.15	$121,972,385.81
Pool Factor	0.1159894	0.1074433

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$9,008,788.52
Targeted Overcollateralization Amount	$9,008,788.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,008,788.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	44

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		49	$30,877.04
(Recoveries)		113	$49,384.48
Net Losses for Current Collection Period			$(18,507.44)
Cumulative Net Losses Last Collection Period			$8,194,086.08
Cumulative Net Losses for all Collection Periods			$8,175,578.64

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.16)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.64%	422	$4,770,598.43
61-90 Days Delinquent	0.43%	41	$566,389.37
91-120 Days Delinquent	0.11%	12	$140,690.61
Over 120 Days Delinquent	0.90%	82	$1,175,847.23
Total Delinquent Receivables	5.08%	557	$6,653,525.64

Repossession Inventory:
Repossessed in the Current Collection Period		14	$135,886.93
Total Repossessed Inventory		21	$229,522.83

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5599%
Preceding Collection Period			0.2286%
Current Collection Period			(0.1631)%
Three Month Average			0.2085%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7773%
Preceding Collection Period			0.8170%
Current Collection Period			0.8269%
Three Month Average			0.8071%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer